Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 700,326
Intangible assets and goodwill at end of period	663,420
Additions to intangible assets	(145,216)	$ (201,581)
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	57,418	71,152
Additions to intangible assets	(145,216)	(201,581)
Investing Activities | Trade payables
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets	(87,798)	(130,429)
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	145,755
Intangible assets and goodwill at end of period	143,548
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	9,679
Intangible assets and goodwill at end of period	8,233
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	489,904
Intangible assets and goodwill at end of period	459,456
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	52,386
Intangible assets and goodwill at end of period	49,714
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,602
Intangible assets and goodwill at end of period	2,469
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,066,392	2,323,782
Additions	98,801	158,394
Derecognition due to program changes	(10,558)	0
Reclassifications		0
Effect of foreign currency exchange differences	(124,848)	322,994
Intangible assets and goodwill at end of period	3,029,787	2,805,170
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	682,645	455,029
Additions	38,658	73,747
Derecognition due to program changes	(10,558)	0
Reclassifications		0
Effect of foreign currency exchange differences	(35,509)	77,232
Intangible assets and goodwill at end of period	675,236	606,008
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,177	11,665
Additions	0	760
Derecognition due to program changes	0	0
Reclassifications		(3)
Effect of foreign currency exchange differences	(628)	1,874
Intangible assets and goodwill at end of period	16,549	14,296
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,311,582	1,811,120
Additions	60,143	83,887
Derecognition due to program changes	0	0
Reclassifications		3
Effect of foreign currency exchange differences	(85,906)	236,539
Intangible assets and goodwill at end of period	2,285,819	2,131,549
Acquisition cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	52,386	43,793
Additions	0	0
Derecognition due to program changes	0	0
Reclassifications		0
Effect of foreign currency exchange differences	(2,672)	7,001
Intangible assets and goodwill at end of period	49,714	50,794
Acquisition cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,602	2,175
Additions	0	0
Derecognition due to program changes	0	0
Reclassifications		0
Effect of foreign currency exchange differences	(133)	348
Intangible assets and goodwill at end of period	2,469	2,523
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,366,066)	(1,282,933)
Amortization expense	(1,203)	(4,141)
Amortization expense capitalized into inventory	(33,196)	(32,958)
Impairment loss		(494,506)
Effect of foreign currency exchange differences	34,098	(152,967)
Intangible assets and goodwill at end of period	(2,366,367)	(1,967,505)
Accumulated amortization and impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(536,890)	(332,488)
Amortization expense	0	0
Amortization expense capitalized into inventory	(2,279)	(1,193)
Impairment loss		(13,708)
Effect of foreign currency exchange differences	7,481	(52,214)
Intangible assets and goodwill at end of period	(531,688)	(399,603)
Accumulated amortization and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(7,498)	(4,380)
Amortization expense	(1,155)	(931)
Amortization expense capitalized into inventory	0	0
Impairment loss		0
Effect of foreign currency exchange differences	337	(588)
Intangible assets and goodwill at end of period	(8,316)	(5,899)
Accumulated amortization and impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,821,678)	(946,065)
Amortization expense	(48)	(3,210)
Amortization expense capitalized into inventory	(30,917)	(31,765)
Impairment loss		(480,798)
Effect of foreign currency exchange differences	26,280	(100,165)
Intangible assets and goodwill at end of period	$ (1,826,363)	$ (1,562,003)